UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: July 31, 2015

Date of reporting period: January 31, 2015

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
January 31, 2015

O’Shaughnessy All Cap Core Fund
Class A Shares – OFAAX
Class C Shares – OFACX
Class I Shares – OFAIX

O’Shaughnessy Enhanced Dividend Fund
Class I Shares – OFDIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class I Shares – OFMIX

O’Shaughnessy Mutual Funds

O’Shaughnessy All Cap Core Fund (“All Cap Core Fund”)

Equity markets had mixed performance for the six month period ended January 31, 2015.  During this period, volatility increased due in part to large declines for energy stocks in the fourth quarter of 2014.   The Class A shares of the All Cap Core Fund underperformed the Fund’s benchmarks, returning 3.98% (without the effect of sales charges) while the Russell 3000® Index returned 4.38% and the S&P 500® Index returned 4.37% during the six months ended January 31, 2015.

During the period, positions in the Materials and Consumer Staples sectors hurt returns.  Specifically, holdings in Sanderson Farms, Inc., LyondellBassell Industries N.V., and The Dow Chemical Company hurt returns.  Performance was helped, however, by stock selections within the Energy and Industrials sectors, including Marathon Petroleum Corporation, which did well during the period.

Based on our key factors of high yield, attractive valuation, and high momentum, the All Cap Core Fund was helped by stock selection in the Financials, Industrials, and Energy sectors.  The Fund was hurt by stock selection in the Materials, Consumer Staples, and Health Care sectors.

Based on our historical research, the factors that we emphasize in the All Cap Core Fund should outperform over longer holding periods as they did during the six months ended January 31, 2015 but have shorter periods of time when they do not work.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields, valuations and momentum to outperform in the years to come.

O’Shaughnessy Enhanced Dividend Fund (“Enhanced Dividend Fund”)

Equity markets had mixed performance for the six month period ended January 31, 2015.  During this period, volatility increased due in part to large declines for energy stocks in the fourth quarter of 2014.   The Class I shares of the Enhanced Dividend Fund underperformed the Russell 1000® Value Index and the MSCI All Country World Index.  The Fund returned -16.07% while the Russell 1000® Value Index returned 2.33% and the MSCI All Country World Index returned -2.25% during the six months ended January 31, 2015.

During the period, the primary detractor from returns was an overweight to Energy stocks.  Specifically, holdings in Canadian Oil Sands Limited, Ecopetrol S.A., Eni S.p.A., and Transocean Ltd. had weak returns.  In general, stocks with higher dividend yields around the world suffered during the period, so stock selection was weak across most sectors.

Selecting securities based on high yield led to a very substantial overweight in the Telecommunications sector, with an average weight of 37.92% versus an average benchmark weight of just 3.86%.  We were also overweight the Energy sector with an average weight of 28.8% versus an average benchmark weight of 8.82%.  We believe these sectors will continue to be crucial drivers of performance because of the outstanding dividend yields and attractive valuations which have been available in these sectors.  We are also seeing other opportunities in sectors such as financials and materials.

Based on our historical research back to 1926, large cap, market-leading stocks with high dividend yields have been very strong performers relative to the overall market in the long run.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields to outperform in the years to come.

O’Shaughnessy Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)

Equity markets had mixed performance for the six month period ended January 31, 2015.  During this period, volatility increased due in part to large declines for energy stocks in the fourth quarter of 2014.   The Class I shares of the Small/Mid Cap Growth Fund underperformed the Fund’s benchmark, returning 0.91% while the Russell 2500TM Growth Index returned 6.75% during the six months ended January 31, 2015.

During the period, stocks in the Energy and Health Care sectors were the largest detractors from performance, including Targa Resources Corp., RPC Inc., and North American Energy Partners, Inc.  Performance was helped by our holdings in the Information Technology sector.  Specific names that helped were Skyworks Solutions, Inc. and Manhattan Associates, Inc.

O’Shaughnessy Mutual Funds

Based on our key factors of reasonable valuation, strong earnings growth and strong momentum, the Small/Mid Cap Growth Fund was particularly hurt in the Energy sector, where allocation was very weak and was responsible for a large part of the Fund’s underperformance relative to the Russell 2500TM Growth Index for the period.  Stock selection in the Consumer Discretionary and Information Technology sectors, however, was strong during the period.

Based on our historical research, the factors that we emphasize in the Small/Mid Cap Growth Fund should outperform over longer holding periods, but have shorter periods of time when they do not work.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive valuations and strong earnings and price momentum to outperform in the years to come.

Outlook

Global stock markets exhibited more volatility than in recent years during the six months ended January 31, 2015.  Our broad market outlook remains unchanged from last year: we believe equities in the U.S. as a whole remain richly valued relative to their own history and relative to other global regions.  In our opinion, there are still pockets of attractive value in the U.S., but indexes like the S&P 500® are expensive.  We think international markets have also gotten more expensive, but remain at discounts to the U.S. market.  Historically, when valuations are high, returns over the subsequent 10-year period are lower than average and vice versa.  However, our research shows that market level valuations are not an effective tool for timing markets.   In a more expensive market, we believe that investors should own stocks with certain key proven factors—cheaper valuations, stronger price momentum, high quality balance sheets and earnings, and strong shareholder yields—as we continue to do in our portfolios.

Active managers had a very bad year in 2014.  According to Denys Glushkov, a senior researcher at the University of Pennsylvania, just 9.3% of larger cap managers were outperforming the S&P 500® through September 30, 2014.  At that point, Mr. Glushkov noted it would be the worst year for active managers since 1989.

In 2014, this run of poor performance was driven largely by the fact that larger cap stocks did significantly better than smaller cap stocks.  Take all U.S. stocks, for example.  Below are the average total returns for U.S. stocks in 2014, organized by their market capitalizations at the beginning of the year.  As you can see, the larger the stock, the better the average return in 2014.  Apple Inc. was up 40%, Microsoft Corporation was up 28%, and Berkshire Hathaway Inc. was up 27%, to name three prominent examples.

Because passive indexes own more of the largest stocks, this trend boosted passive returns.  Active managers are not typically selecting based on market cap alone.  The tendency to have smaller companies than the market indexes hurt anyone trying to outperform through differentiated stock selection.

This shorter-term trend does not shake our confidence in active management in any way—indeed it is more typical for the largest cap stocks to underperform the market.  Below is the same analysis but run since 1964.  You can see that, on average, the largest stocks underperform the average stock by between 2-3% on an annualized basis.

O’Shaughnessy Mutual Funds

As always, we believe that active management has worked and should continue to work under these key conditions:

•
The strategy must be consistent and disciplined.  Finding a winning strategy and sticking to it over the long term is much easier said than done.  Most great strategies have long runs of underperformance at some point, so we believe the key is persistence through market cycles.

•	The strategy must buy companies with certain proven characteristics: namely value, momentum, quality, and yield. Stocks with these attributes have done very well across history.
•	The strategy must have a contrarian streak, buying stocks for which the market has lower expectations (value).
•	The strategy must be mindful of transaction costs (especially market impact) and taxes (where relevant).

If you are different from the benchmark, employ a consistent strategy that uses proven factors to find mispriced stocks, and are mindful of costs, you can potentially outperform the market over the long-term.  While these criteria may appear straightforward, strategies which do them all at once are rare.  But for those that do, we believe the future of active management remains bright.

O’Shaughnessy Mutual Funds

Past performance does not guarantee future results.

Market capitalization is the total dollar market value of all of a company’s outstanding shares.  Market capitalization is used to determine a company’s size, as opposed to sales or total asset figures, and is calculated by multiplying a company’s shares outstanding by the current market price of one share.

Dividend yield is a financial ratio that shows how much a company pays out in dividends each year relative to its share price.  Dividend yield is the return on investment for a stock calculated as follows: Annual Dividends per Share divided by Price per Share.

Opinions expressed are those of O’Shaughnessy Asset Management, LLC, the O’Shaughnessy Funds’ investment adviser, are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods.  Real estate investment trusts (REITs) and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets.  Investments in small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.  Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please read the Schedule of Investments for a complete list of fund holdings.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell 2500TM Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  The Standard & Poor’s 500® Index is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and current index membership.  The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets.  The Russell® 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

The O’Shaughnessy Funds are distributed by Quasar Distributors, LLC.

Earnings growth is not representative of the Funds’ future performance.

Active investing has higher management fees because of the manager’s increased level of involvement while passive investing has lower management and operating fees. Investing in both actively and passively managed mutual funds involves risk and principal loss is possible. Both actively and passively managed mutual funds generally have daily liquidity. There are no guarantees regarding the performance of actively and passively managed mutual funds. Actively managed mutual funds may have higher portfolio turnover than passively managed funds. Excessive turnover can limit returns and can incur capital gains.

O’Shaughnessy Mutual Funds

Expense Example
at January 31, 2015 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/1/14 – 1/31/15).

Actual Expenses
For each class of each fund, two lines are presented in the tables below, with the first line providing information about actual account values and actual expenses.  As of January 1, 2015, actual net expenses are temporarily limited to 0.85%, 1.60%, and 0.60% for Class A shares, Class C shares, and Class I shares, respectively, of the All Cap Core Fund, through at least December 31, 2015.  Prior to January 1, 2015, actual net expenses were limited to 1.24%, 1.99%, and 0.99% for Class A shares, Class C shares, and Class I shares, respectively, of the All Cap Core Fund, per the operating expenses limitation agreement.  Actual net expenses are limited to 0.99% for Class I shares of the Enhanced Dividend Fund, and 1.19% for Class I shares of the Small/Mid Cap Growth Fund, per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

O’Shaughnessy Mutual Funds

Expense Example (Continued)
at January 31, 2015 (Unaudited)

O’Shaughnessy All Cap Core Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/14	1/31/15	8/1/14 – 1/31/15
Class A Actual	$1,000.00	$1,039.80	$5.04
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,020.27	$4.99
Class C Actual	$1,000.00	$1,035.00	$8.93
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,016.43	$8.84
Class I Actual	$1,000.00	$1,041.10	$3.81
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,021.48	$3.77

*
Expenses are equal to the Fund’s annualized expense ratio of 0.98%, 1.74%, and 0.74% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Enhanced Dividend Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/14	1/31/15	8/1/14 – 1/31/15
Class I Actual	$1,000.00	$ 839.30	$4.59
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,020.21	$5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/14	1/31/15	8/1/14 – 1/31/15
Class I Actual	$1,000.00	$1,009.10	$6.03
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.21	$6.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.19% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy All Cap Core Fund

Sector Allocation of Portfolio Assets
at January 31, 2015 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MCSI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Enhanced Dividend Fund

Sector Allocation of Portfolio Assets
at January 31, 2015 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MCSI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small/Mid Cap Growth Fund

Sector Allocation of Portfolio Assets
at January 31, 2015 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MCSI, Inc. and Standard and Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy All Cap Core Fund

Schedule of Investments
at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS – 97.02%
	Aerospace & Defense – 7.23%
9,203	The Boeing Co.	$1,337,840
24,541	Exelis, Inc.	419,896
14,513	General Dynamics Corp.	1,933,277
5,489	Honeywell International, Inc.	536,605
10,692	Huntington Ingalls Industries, Inc.	1,246,687
10,274	Lockheed Martin Corp.	1,935,313
6,820	Northrop Grumman Corp.	1,070,399
5,188	Raytheon Co.	519,059
23,807	Vectrus, Inc.*	662,787
		9,661,863
	Air Freight & Logistics – 0.47%
3,719	FedEx Corp.	628,920

	Airlines – 2.74%
28,803	Delta Air Lines, Inc.	1,362,670
10,003	Hawaiian Holdings, Inc.*	194,458
16,321	SkyWest, Inc.	204,829
42,239	Southwest Airlines Co.	1,908,358
		3,670,315
	Auto Components – 0.88%
3,631	BorgWarner, Inc.	196,110
14,187	Delphi Automotive PLC#	975,072
		1,171,182
	Beverages – 1.93%
33,349	Dr. Pepper Snapple Group, Inc.	2,576,877

	Biotechnology – 1.10%
1,570	Biogen Idec, Inc.*	610,981
8,164	Gilead Sciences, Inc.*	855,832
		1,466,813
	Chemicals – 9.13%
6,485	CF Industries Holdings, Inc.	1,980,389
49,095	The Dow Chemical Co.	2,217,130
42,053	LyondellBasell Industries NV – Class A#	3,325,972
68,685	The Mosaic Co.	3,344,273
368	NewMarket Corp.	165,479
46,526	Olin Corp.	1,166,407
		12,199,650
	Commercial Banks – 0.09%
6,954	Fifth Third Bancorp	120,304

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies – 0.87%
11,178	Cintas Corp.	$879,709
6,844	Tyco International PLC#	279,304
		1,159,013
	Communications Equipment – 2.90%
27,821	Brocade Communications Systems, Inc.	309,370
96,142	Cisco Systems, Inc.	2,534,784
45,305	Juniper Networks, Inc.	1,029,783
		3,873,937
	Computers & Peripherals – 3.34%
1,299	Apple, Inc.	152,191
5,667	Lexmark International, Inc. – Class A	226,170
10,313	NetApp, Inc.	389,831
2,393	SanDisk Corp.	181,653
51,759	Seagate Technology PLC#	2,921,278
6,120	Western Digital Corp.	595,048
		4,466,171
	Construction & Engineering – 0.60%
31,622	AECOM Technology Corp.*	803,831

	Containers & Packaging – 1.45%
26,547	Ball Corp.	1,681,222
17,468	Graphic Packaging Holding Co.*	252,937
		1,934,159
	Distributors – 0.67%
13,364	Core-Mark Holding Co., Inc.	891,112

	Diversified Consumer Services – 0.47%
10,188	Outerwall, Inc.*	632,471

	Diversified Financial Services – 0.13%
1,909	Moody’s Corp.	174,349

	Diversified Telecommunication Services – 6.76%
171,106	AT&T, Inc.	5,632,810
9,673	Consolidated Communications Holdings, Inc.	225,187
111,298	Frontier Communications Corp.	747,366
61,640	IDT Corp. – Class B	1,316,630
42,213	Inteliquent, Inc.	710,023
51,136	Windstream Holdings, Inc.	406,531
		9,038,547
	Electric Utilities – 0.20%
3,088	Entergy Corp.	270,231

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Electrical Equipment – 0.24%
2,161	Acuity Brands, Inc.	$323,912

	Electronic Equipment, Instruments & Components – 0.43%
24,044	Corning, Inc.	571,526

	Energy Equipment & Services – 2.28%
58,384	Cameron International Corp.*	2,614,436
10,798	Halliburton Co.	431,812
		3,046,248
	Food & Staples Retailing – 0.25%
5,086	The Andersons, Inc.	228,768
1,148	Casey’s General Stores, Inc.	104,812
		333,580
	Food Products – 1.44%
2,904	Calavo Growers, Inc.	116,479
3,445	John B. Sanfilippo & Son, Inc.*	125,639
16,039	Sanderson Farms, Inc.	1,282,478
10,354	Tyson Foods, Inc. – Class A	404,220
		1,928,816
	Gas Utilities – 0.99%
6,352	New Jersey Resources Corp.	405,766
24,895	UGI Corp.	920,866
		1,326,632
	Health Care Equipment & Supplies – 1.30%
13,855	Edwards Lifesciences Corp.*	1,736,724

	Health Care Providers & Services – 6.00%
1,752	Aetna, Inc.	160,869
2,294	Anthem, Inc.	309,598
3,495	Centene Corp.*	381,514
12,461	ExamWorks Group, Inc.*	460,559
20,760	HCA Holdings, Inc.*	1,469,808
2,046	LifePoint Hospitals, Inc.*	133,481
3,573	Magellan Health Services, Inc.*	214,809
38,547	Quest Diagnostics, Inc.	2,739,535
83,433	Triple-S Management Corp. – Class B*#	2,009,067
1,408	Universal Health Services, Inc. – Class B	144,362
		8,023,602
	Hotels, Restaurants & Leisure – 1.73%
1,490	Cracker Barrel Old Country Store, Inc.	200,420
1,944	DineEquity, Inc.	207,522
13,815	Marriott International, Inc. – Class A	1,029,217
5,188	Restaurant Brands International, Inc.*#	200,672
4,551	Wynn Resorts Ltd.	673,320
		2,311,151

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Household Durables – 0.63%
12,451	CSS Industries, Inc.	$338,667
11,685	Leggett & Platt, Inc.	498,132
		836,799
	Insurance – 6.09%
33,949	Assurant, Inc.	2,156,101
58,179	The Travelers Companies, Inc.	5,981,965
		8,138,066
	Internet Software & Services – 2.33%
45,926	VeriSign, Inc.*	2,502,048
13,877	Yahoo!, Inc.*	610,449
		3,112,497
	IT Services – 3.46%
30,195	International Business Machines Corp.	4,629,195

	Leisure Products – 0.12%
11,509	Nautilus, Inc.*	163,888

	Machinery – 2.63%
18,735	Caterpillar, Inc.	1,498,238
6,768	The Greenbrier Companies, Inc.	351,462
7,805	Hurco Companies, Inc.	273,799
6,677	Illinois Tool Works, Inc.	621,562
7,806	The Manitowoc Co., Inc.	145,972
6,686	Pentair PLC#	413,262
8,199	Trinity Industries, Inc.	217,028
		3,521,323
	Media – 4.84%
14,695	DIRECTV*	1,253,190
24,148	Discovery Communications, Inc. – Class A*	699,930
1,232	Graham Holdings Co. – Class B	1,152,314
9,627	Live Nation Entertainment, Inc.*	228,834
48,703	Viacom, Inc. – Class B	3,137,447
		6,471,715
	Multi-line Retail – 0.11%
1,277	Dillard’s, Inc. – Class A	145,067

	Multi-Utilities – 0.22%
4,228	Avista Corp.	156,986
2,155	SCANA Corp.	137,424
		294,410
	Oil, Gas & Consumable Fuels – 4.15%
28,681	California Resources Corp.*	146,847
3,674	EOG Resources, Inc.	327,096

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
6,194	Green Plains, Inc.	$145,002
1,916	Hess Corp.	129,311
3,732	HollyFrontier Corp.	134,053
33,451	Marathon Petroleum Corp.	3,097,228
7,572	Panhandle Oil And Gas, Inc. – Class A	158,558
4,845	Rex American Resources Corp.*	268,946
4,527	Targa Resources Corp.	393,079
6,498	Tesoro Corp.	531,082
5,928	Western Refining, Inc.	220,107
		5,551,309
	Paper & Forest Products – 0.45%
4,441	Clearwater Paper Corp.*	328,723
7,222	Domtar Corp.	276,603
		605,326
	Pharmaceuticals – 3.10%
2,530	Hospira, Inc.*	160,478
127,518	Pfizer, Inc.	3,984,937
		4,145,415
	Professional Services – 0.94%
35,873	Hill International, Inc.*	137,035
19,228	Robert Half International, Inc.	1,116,378
		1,253,413
	Road & Rail – 1.83%
23,386	Knight Transportation, Inc.	666,267
2,735	Saia, Inc.*	115,171
14,213	Union Pacific Corp.	1,665,906
		2,447,344
	Semiconductors & Semiconductor Equipment – 1.91%
17,773	Intel Corp.	587,220
22,753	Micron Technology, Inc.*	665,867
15,631	Skyworks Solutions, Inc.	1,298,155
		2,551,242
	Software – 1.99%
3,894	Aspen Technology, Inc.*	137,633
16,594	Manhattan Associates, Inc.*	740,756
59,978	Take-Two Interactive Software, Inc.*	1,782,546
		2,660,935
	Specialty Retail – 6.35%
1,020	AutoZone, Inc.*	608,899
5,542	Bed Bath & Beyond, Inc.*	414,375
10,882	GameStop Corp. – Class A	383,590
63,593	Home Depot, Inc.	6,640,381
991	O’Reilly Automotive, Inc.*	185,674

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail (Continued)
196	The Sherwin-Williams Co.	$53,169
11,701	Staples, Inc.	199,502
		8,485,590
	Tobacco – 0.16%
3,978	Altria Group, Inc.	211,232

	Trading Companies & Distributors – 0.09%
1,499	United Rentals, Inc.*	124,192
	Total Common Stocks (Cost $117,351,994)	129,690,894

	REITS – 0.10%
	Real Estate Management & Development – 0.10%
4,375	CBRE Group, Inc. – Class A*	141,487
	Total REITS (Cost $141,456)	141,487
	Total Investments in Securities (Cost $117,493,450) – 97.12%	129,832,381
	Other Assets in Excess of Liabilities – 2.88%	3,845,519
	Net Assets – 100.00%	$133,677,900

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments
at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS – 98.35%
	Aerospace & Defense – 2.61%
86,517	BAE Systems PLC – ADR	$2,625,791

	Chemicals – 0.22%
5,991	Potash Corporation of Saskatchewan, Inc. – ADR	218,911

	Commercial Banks – 6.04%
35,958	Australia & New Zealand Banking Group Ltd. – ADR	918,727
62,927	Bank of Montreal#	3,617,044
68,976	National Australia Bank Ltd. – ADR	952,559
14,967	The Toronto-Dominion Bank#	596,136
		6,084,466
	Computers & Peripherals – 0.28%
5,001	Seagate Technology PLC#	282,256

	Diversified Telecommunication Services – 24.56%
66,762	AT&T, Inc.	2,197,805
27,993	BCE, Inc.#	1,286,278
130,287	CenturyLink, Inc.	4,842,768
126,240	Deutsche Telekom AG – ADR	2,171,328
272,444	Orange S.A. – ADR	4,789,566
134,930	Telefonica S.A. – ADR	2,011,806
13,640	Telenor ASA – ADR	882,781
176,720	TeliaSonera AB – ADR	2,171,889
114,782	Telstra Corp., Ltd. – ADR	2,900,541
11,340	TELUS Corp.#	388,962
23,793	Verizon Communications, Inc.	1,087,578
		24,731,302
	Electrical Equipment – 0.90%
31,922	ABB Ltd. – ADR	610,987
5,102	Emerson Electric Co.	290,508
		901,495
	Energy Equipment & Services – 2.62%
81,941	Ensco PLC – Class A#	2,297,626
21,165	Noble Corp. PLC#	343,296
		2,640,922
	Food Products – 0.84%
7,844	Kraft Foods Group, Inc.	512,527
7,652	Unilever NV – ADR	331,867
		844,394
	Hotels, Restaurants & Leisure – 0.65%
7,057	McDonald’s Corp.	652,349

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Insurance – 5.15%
27,157	Allianz SE – ADR	$448,090
61,398	AXA S.A. – ADR	1,444,695
16,819	Sun Life Financial, Inc.#	514,157
30,783	Swiss Re AG – ADR	2,782,783
		5,189,725
	Media – 2.61%
97,734	Shaw Communications, Inc. – Class B	2,261,565
6,644	Sky PLC – ADR	370,735
		2,632,300
	Metals & Mining – 4.92%
79,310	Anglo American PLC – ADR	665,411
53,449	BHP Billiton PLC – ADR	2,335,187
18,690	Freeport-McMoRan, Inc.	314,179
13,472	Rio Tinto PLC – ADR	594,519
80,770	Teck Resources Ltd. – Class B#	1,040,318
		4,949,614
	Office Electronics – 1.13%
36,257	Canon, Inc. – ADR	1,142,458

	Oil, Gas & Consumable Fuels – 24.00%
96,842	BP PLC – ADR	3,760,375
11,556	Cenovus Energy, Inc.#	218,293
21,228	China Petroleum & Chemical Corp. – ADR	1,681,470
12,895	CNOOC Ltd. – ADR	1,716,969
21,450	ConocoPhillips	1,350,921
74,612	Ecopetrol S.A. – ADR	1,216,176
125,316	ENI S.p.A. – ADR	4,248,212
358,809	Gazprom OAO – ADR	1,505,204
26,661	Husky Energy, Inc.#	577,744
7,832	PetroChina Co., Ltd. – ADR	850,320
43,886	Royal Dutch Shell PLC – Class A – ADR	2,696,795
76,855	Statoil ASA – ADR	1,291,164
59,297	Total S.A. – ADR	3,054,388
		24,168,031
	Pharmaceuticals – 4.87%
101,150	GlaxoSmithKline PLC – ADR	4,450,600
14,608	Pfizer, Inc.	456,500
		4,907,100
	Specialty Retail – 1.40%
82,481	Staples, Inc.	1,406,301

	Textiles, Apparel & Luxury Goods – 0.87%
23,591	Coach, Inc.	877,349

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Tobacco – 3.97%
4,132	British American Tobacco PLC – ADR	$465,470
31,775	Lorillard, Inc.	2,084,758
21,297	Reynolds American, Inc.	1,447,131
		3,997,359
	Wireless Telecommunication Services – 10.71%
91,097	China Mobile Ltd. – ADR	5,950,456
137,450	Vodafone Group PLC – ADR	4,828,616
		10,779,072
	Total Common Stocks (Cost $102,475,832)	99,031,195

	PREFERRED STOCKS – 0.17%
	Diversified Telecommunication Services – 0.17%
9,323	Telefonica Brasil S.A. – ADR	171,916
	Total Preferred Stocks (Cost $167,441)	171,916
	Total Investments in Securities (Cost $102,643,273) – 98.52%	99,203,111
	Other Assets in Excess of Liabilities – 1.48%	1,491,797
	Net Assets – 100.00%	$100,694,908

#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2015 (Unaudited)

Country Allocation
Country	% of Net Assets
United Kingdom	22.5%
United States	20.5%
France	9.2%
Canada	9.1%
Hong Kong	7.6%
Australia	4.7%
Italy	4.2%
Switzerland	3.4%
Netherlands	3.0%
Germany	2.6%
China	2.5%
Norway	2.2%
Sweden	2.2%
Spain	2.0%
Russian Federation	1.5%
Colombia	1.2%
Japan	1.1%
Ireland	0.3%
Brazil	0.2%
100.0%

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments
at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS – 86.10%
	Aerospace & Defense – 1.60%
1,422	Embraer S.A. – ADR	$50,140
541	Engility Holdings, Inc.*	21,586
1,638	Exelis, Inc.	28,026
1,104	Huntington Ingalls Industries, Inc.	128,726
		228,478
	Air Freight & Logistics – 0.22%
434	C.H. Robinson Worldwide, Inc.	30,910

	Airlines – 1.94%
444	Alaska Air Group, Inc.	30,134
8,060	Hawaiian Holdings, Inc.*	156,686
2,094	JetBlue Airways Corp.*	35,158
752	Spirit Airlines, Inc.*	55,753
		277,731
	Auto Components – 2.58%
925	Gentherm, Inc.*	34,022
1,024	Lear Corp.	102,758
1,067	Standard Motor Products, Inc.	38,903
1,412	Tower International, Inc.*	33,422
572	Valeo S.A. – ADR	40,475
1,231	Visteon Corp.*	119,345
		368,925
	Beverages – 0.41%
355	Coca-Cola Bottling Co.	34,627
323	Molson Coors Brewing Co. – Class B	24,525
		59,152
	Capital Markets – 0.74%
1,241	Calamos Asset Management, Inc. – Class A	15,575
1,575	HFF, Inc. – Class A*	53,503
730	Piper Jaffray Companies, Inc.*	37,267
		106,345
	Chemicals – 1.93%
581	A. Schulman, Inc.	20,248
475	Celanese Corp. – Class A	25,536
856	Huntsman Corp.	18,798
480	International Flavors & Fragrances, Inc.	50,933
293	NewMarket Corp.	131,753
823	PolyOne Corp.	29,291
		276,559
	Commercial Banks – 0.43%
1,710	Great Southern Bancorp, Inc.	61,765

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies – 4.68%
1,693	Cintas Corp.	$133,239
1,154	G & K Services, Inc. – Class A	80,895
1,644	HNI Corp.	80,967
3,802	Multi-Color Corp.	221,352
602	Republic Services, Inc.	23,887
2,434	U.S. Ecology, Inc.	100,914
847	West Corp.	27,697
		668,951
	Communications Equipment – 0.63%
2,979	Ituran Location And Control Ltd.#	61,784
1,462	Radware Ltd.*#	28,129
		89,913
	Construction Materials – 0.43%
864	Eagle Materials, Inc.	61,534

	Containers & Packaging – 2.33%
2,217	Ball Corp.	140,403
795	Berry Plastics Group, Inc.*	26,887
9,184	Graphic Packaging Holding Co.*	132,984
428	Packaging Corp. of America	32,464
		332,738
	Distributors – 1.51%
3,239	Core-Mark Holding Co., Inc.	215,977

	Diversified Consumer Services – 0.16%
537	DeVry Education Group, Inc.	22,774

	Diversified Telecommunication Services – 3.04%
3,523	Consolidated Communications Holdings, Inc.	82,015
11,715	Frontier Communications Corp.	78,666
2,025	General Communication, Inc. – Class A*	29,727
1,324	IDT Corp. – Class B	28,281
8,836	Spark New Zealand Ltd. – ADR	105,060
13,961	Windstream Holdings, Inc.	110,990
		434,739
	Electrical Equipment – 0.65%
617	Acuity Brands, Inc.	92,482

	Electronic Equipment, Instruments & Components – 1.08%
1,503	CDW Corp. of Delaware	51,493
1,342	Newport Corp.*	24,854
1,171	Sanmina Corp.*	24,802
635	Zebra Technologies Corp. – Class A*	52,997
		154,146

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services – 0.45%
327	Helmerich & Payne, Inc.	$19,476
2,366	Matrix Service Co.*	45,427
		64,903
	Food & Staples Retailing – 0.64%
760	Casey’s General Stores, Inc.	69,388
526	Ingles Markets, Inc. – Class A	22,434
		91,822
	Food Products – 5.40%
4,436	Cal-Maine Foods, Inc.	155,482
1,321	Calavo Growers, Inc.	52,985
2,168	Farmer Brothers Co.*	64,845
3,295	Gruma S.A.B. de C.V. – ADR	141,323
462	Hormel Foods Corp.	23,664
2,227	Industrias Bachoco S.A.B. de C.V. – ADR	108,767
341	Ingredion, Inc.	27,498
3,422	John B. Sanfilippo & Son, Inc.*	124,800
1,028	Pilgrim’s Pride Corp.*	27,910
559	Sanderson Farms, Inc.	44,698
		771,972
	Health Care Equipment & Supplies – 1.30%
994	Anika Therapeutics, Inc.*	38,945
139	IDEXX Laboratories, Inc.*	22,020
2,442	Natus Medical, Inc.*	91,819
1,192	Vascular Solutions, Inc.*	32,494
		185,278
	Health Care Providers & Services – 8.23%
1,326	Centene Corp.*	144,746
807	Chemed Corp.	81,620
3,436	Concord Medical Services Holdings Ltd. – ADR*	22,815
2,420	CorVel Corp.*	79,715
1,283	ExamWorks Group, Inc.*	47,420
3,101	Extendicare, Inc.#	16,807
644	Health Net, Inc.*	34,885
1,983	LifePoint Hospitals, Inc.*	129,371
223	Omnicare, Inc.	16,721
1,921	Patterson Companies, Inc.	96,223
4,067	Select Medical Holdings Corp.	54,986
993	Team Health Holdings, Inc.*	51,338
2,212	Triple-S Management Corp. – Class B*#	53,265
599	U.S. Physical Therapy, Inc.	23,235
756	Universal Health Services, Inc. – Class B	77,513
4,724	VCA, Inc.*	246,120
		1,176,780

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure – 10.76%
481	Brinker International, Inc.	$28,105
642	Carnival PLC – ADR	28,608
509	The Cheesecake Factory, Inc.	26,728
744	Cracker Barrel Old Country Store, Inc.	100,075
486	Darden Restaurants, Inc.	29,831
9,688	Denny’s Corp.*	105,405
660	DineEquity, Inc.	70,455
699	Famous Dave’s of America, Inc.*	21,159
2,294	Hyatt Hotels Corp. – Class A*	129,060
2,010	InterContinental Hotels Group PLC – ADR	79,918
2,148	Jack in the Box, Inc.	182,129
1,772	Marriott Vacations WorldWide Corp.	135,558
831	Nathan’s Famous, Inc.*	66,846
909	Papa John’s International, Inc.	57,685
4,461	Restaurant Brands International, Inc.*#	172,551
1,669	Royal Caribbean Cruises Ltd.#	126,093
1,451	Sonic Corp.	43,922
1,549	Speedway Motorsports, Inc.	34,527
2,194	Texas Roadhouse, Inc.	73,696
2,484	The Wendy’s Co.	26,181
		1,538,532
	Household Durables – 1.11%
407	Garmin Ltd.#	21,311
3,231	Leggett & Platt, Inc.	137,738
		159,049
	Household Products – 0.18%
290	Spectrum Brands Holdings, Inc.	26,007

	Insurance – 2.87%
950	Argo Group International Holdings, Ltd.#	50,816
1,002	Erie Indemnity Co. – Class A	86,833
714	FBL Financial Group, Inc. – Class A	37,264
1,851	First American Financial Corp.	62,971
259	The Hanover Insurance Group, Inc.	17,871
855	Mercury General Corp.	48,863
863	Safety Insurance Group, Inc.	53,463
1,070	W.R. Berkley Corp.	52,419
		410,500
	Internet & Catalog Retail – 0.56%
760	HSN, Inc.	58,854
556	Liberty Ventures – Class A*	20,767
		79,621
	Internet Software & Services – 0.31%
382	Envestnet, Inc.*	19,662
412	IAC/InterActiveCorp.	25,111
		44,773

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	IT Services – 1.11%
2,540	Booz Allen Hamilton Holding Corp.	$73,939
349	Computer Sciences Corp.	21,177
307	Gartner, Inc.*	25,856
4,906	The Hackett Group, Inc.	37,188
		158,160
	Life Sciences Tools & Services – 0.35%
398	PerkinElmer, Inc.	18,193
784	WuXi PharmaTech Cayman, Inc. – ADR*	31,438
		49,631
	Machinery – 3.19%
946	Conrad Industries, Inc.*	28,862
4,012	Douglas Dynamics, Inc.	81,002
1,869	The Greenbrier Companies, Inc.	97,057
770	Hurco Companies, Inc.	27,012
3,663	NN, Inc.	84,432
3,754	Trinity Industries, Inc.	99,368
400	WABCO Holdings, Inc.*	38,068
		455,801
	Marine – 0.28%
555	Kirby Corp.*	40,232

	Media – 0.60%
71	Graham Holdings Co. – Class B	66,408
325	John Wiley & Sons, Inc. – Class A	20,137
		86,545
	Metals & Mining – 0.27%
848	Century Aluminum Co.*	19,597
1,151	Steel Dynamics, Inc.	19,613
		39,210
	Multi-line Retail – 0.79%
595	Burlington Stores, Inc.*	29,685
515	Dillard’s, Inc. – Class A	58,504
331	Nordstrom, Inc.	25,222
		113,411
	Oil, Gas & Consumable Fuels – 1.40%
1,864	Panhandle Oil And Gas, Inc. – Class A	39,032
1,479	Targa Resources Corp.	128,422
763	Vermilion Energy, Inc.#	33,419
		200,873
	Pharmaceuticals – 0.62%
1,831	Depomed, Inc.*	33,452
315	Dr. Reddy’s Laboratories Ltd. – ADR	15,898
294	Salix Pharmaceuticals Ltd.*	39,593
		88,943

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Professional Services – 1.85%
932	CRA International, Inc.*	$27,522
719	Huron Consulting Group, Inc.*	54,083
659	Insperity, Inc.	27,638
2,154	Robert Half International, Inc.	125,061
426	VSE Corp.	30,830
		265,134
	Road & Rail – 4.91%
538	ArcBest Corp.	20,046
2,106	Avis Budget Group, Inc.*	120,695
1,296	Heartland Express, Inc.	33,294
6,611	Knight Transportation, Inc.	188,347
1,067	Landstar System, Inc.	68,373
585	Marten Transport Ltd.	11,963
1,172	Old Dominion Freight Line, Inc.*	82,181
1,847	Ryder System, Inc.	152,913
580	Saia, Inc.*	24,424
		702,236
	Semiconductors & Semiconductor Equipment – 5.64%
15,092	Advanced Semiconductor Engineering, Inc. – ADR	99,758
5,329	Amkor Technology, Inc.*	33,839
3,769	Integrated Device Technology, Inc.*	68,935
2,412	Marvell Technology Group Ltd.#	37,362
1,496	Micrel, Inc.	21,049
719	MKS Instruments, Inc.	25,172
1,785	Silicon Motion Technology Corp. – ADR	49,730
9,410	Siliconware Precision Industries Co. – ADR	80,550
4,064	Skyworks Solutions, Inc.	337,515
767	Tessera Technologies, Inc.	28,440
2,837	Ultra Clean Holdings, Inc.*	24,966
		807,316
	Software – 2.84%
466	Blackbaud, Inc.	20,369
484	ePlus, Inc.*	32,641
642	FactSet Research Systems, Inc.	92,185
416	Fair Isaac Corp.	29,682
3,449	Magic Software Enterprises Ltd.#	18,694
1,707	Manhattan Associates, Inc.*	76,200
693	Open Text Corp.#	39,272
757	PTC, Inc.*	25,291
1,154	Take-Two Interactive Software, Inc.*	34,297
1,747	VASCO Data Security International, Inc.*	37,561
		406,192
	Specialty Retail – 2.33%
1,617	The Cato Corp. – Class A	68,561
1,424	CST Brands, Inc.	61,374
1,026	The Finish Line, Inc. – Class A	24,214

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail (Continued)
2,200	Foot Locker, Inc.	$117,084
884	Murphy USA, Inc.*	61,712
		332,945
	Technology Hardware, Storage & Peripherals – 0.28%
2,720	Logitech International S.A.#	39,739

	Textiles, Apparel & Luxury Goods – 0.73%
933	Hanesbrands, Inc.	103,918

	Thrifts & Mortgage Finance – 0.71%
903	First Defiance Financial Corp.	27,505
13,677	United Community Financial Corp.	73,856
		101,361
	Tobacco – 0.23%
1,489	Vector Group Ltd.	33,324

	Trading Companies & Distributors – 0.88%
1,497	Bunzl PLC – ADR	42,515
917	Finning International, Inc.#	15,222
829	United Rentals, Inc.*	68,683
		126,420
	Transportation Infrastructure – 0.92%
948	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. – ADR	35,123
1,447	Grupo Aeroportuario del Pacifico S.A.B. de C.V. – ADR	96,095
		131,218
	Total Common Stocks (Cost $11,848,643)	12,314,965
	Total Investments in Securities (Cost $11,848,643) – 86.10%	12,314,965
	Other Assets in Excess of Liabilities – 13.90%	1,988,054
	Net Assets – 100.00%	$14,303,019

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

(This Page Intentionally Left Blank.)

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities
at January 31, 2015 (Unaudited)

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
ASSETS
Investments in securities, at value (cost $117,493,450,
$102,643,273 and $11,848,643, respectively)	$129,832,381	$99,203,111	$12,314,965
Cash	3,339,275	123,018	269,896
Receivables:
Securities sold	505,614	1,449,950	—
Fund shares issued	289,175	17,927	1,755,025
Dividends	126,849	329,029	14,464
Due from Advisor (Note 4)	—	—	5,236
Prepaid expenses	10,472	13,467	7,339
Total assets	134,103,766	101,136,502	14,366,925
LIABILITIES
Payables:
Securities purchased	90,282	—	—
Distributions payable	—	4,787	—
Fund shares redeemed	81,912	198,977	—
Administration fees	12,112	11,801	10,080
Audit fees	9,794	9,792	9,820
Transfer agent fees and expenses	16,214	15,592	7,932
Due to Advisor (Note 4)	43,721	59,853	—
Custody fees	3,835	3,308	4,638
Legal fees	4,488	3,904	4,295
Fund accounting fees	12,874	11,823	11,753
Chief Compliance Officer fee	2,032	2,033	2,033
Distribution fees	140,934	115,862	9,615
Shareholder reporting	6,230	2,929	1,903
Accrued other expenses	1,438	933	1,837
Total liabilities	425,866	441,594	63,906
NET ASSETS	$133,677,900	$100,694,908	$14,303,019

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at January 31, 2015 (Unaudited)

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$2,506,476	—	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	163,960	—	—
Net asset value and redemption price per share	$15.29	—	—
Maximum offering price per share
(Net asset value per share divided by 94.75%)	$16.14	—	—
Class C Shares
Net assets applicable to shares outstanding	$10,199,482	—	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	686,642	—	—
Net asset value and offering
price per share (Note 1)	$14.85	—	—
Class I Shares
Net assets applicable to shares outstanding	$120,971,942	$100,694,908	$14,303,019
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	7,960,973	9,604,892	1,040,092
Net asset value, offering and
redemption price per share	$15.20	$10.48	$13.75

COMPONENTS OF NET ASSETS
Paid-in capital	$112,139,824	$115,936,593	$13,403,681
Undistributed net investment income	292,328	2,923	7,664
Accumulated net realized gain/(loss) on investments	8,906,817	(11,803,944)	425,341
Net unrealized appreciation/(depreciation) on investments	12,338,931	(3,440,664)	466,333
Net assets	$133,677,900	$100,694,908	$14,303,019

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

(This Page Intentionally Left Blank.)

O’Shaughnessy Mutual Funds

Statements of Operations
For the Six Months Ended January 31, 2015 (Unaudited)

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of $308,
$232,891 and $3,417, respectively)	$1,390,673	$2,603,644	$85,413
Total income	1,390,673	2,603,644	85,413
Expenses
Advisory fees (Note 4)	379,396	450,571	35,732
Distribution fees – Class A (Note 5)*	4,844	8,638	1,595
Distribution fees – Class C (Note 5)*	51,159	26,750	—
Transfer agent fees and expenses (Note 4)	34,487	35,621	15,863
Fund accounting fees (Note 4)	25,575	23,995	22,639
Administration fees (Note 4)	25,382	26,247	21,385
Registration fees	18,187	21,383	13,259
Audit fees	11,893	11,891	10,420
Custody fees (Note 4)	6,556	6,415	6,497
Miscellaneous expense	5,928	7,215	3,019
Legal fees	5,727	5,413	3,540
Trustee fees	5,275	5,413	4,248
Chief Compliance Officer fee (Note 4)	4,033	4,033	4,033
Reports to shareholders	3,248	3,270	702
Insurance expense	2,357	2,691	984
Total expenses	584,047	639,546	143,916
Advisory fee recoupment or fee waiver
and expense reimbursement (Note 4)	(19,098)	82,096	(71,452)
Net expenses	564,949	721,642	72,464
Net investment income	825,724	1,882,002	12,949
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	9,813,324	(12,327,026)	260,277
Net change in unrealized
appreciation on investments	(5,055,685)	(14,134,504)	(234,387)
Net realized and unrealized
gain/(loss) on investments	4,757,639	(26,461,530)	25,890
Net increase/(decrease) in net assets
resulting from operations	$5,583,363	$(24,579,528)	$38,839

*	The Enhanced Dividend Fund Class A and Class C shares and the Small/Mid Cap Fund Class A shares converted to Class I shares on November 28, 2014. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$825,724	$1,215,165
Net realized gain on investments	9,813,324	23,787,176
Net change in unrealized
appreciation on investments	(5,055,685)	(4,796,759)
Net increase in net assets resulting from operations	5,583,363	20,205,582

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(11,537)	(36,547)
Class C Shares	(17,209)	(20,358)
Class I Shares	(1,087,818)	(1,192,857)
From net realized gain on investments
Class A Shares	(393,508)	(348,840)
Class C Shares	(1,442,133)	(710,126)
Class I Shares	(17,343,065)	(8,934,377)
Total distributions to shareholders	(20,295,270)	(11,243,105)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	12,309,495	1,209,025
Total increase/(decrease) in net assets	(2,402,412)	10,171,502

NET ASSETS
Beginning of period	136,080,312	125,908,810
End of period	$133,677,900	$136,080,312
Includes undistributed net investment income of	$292,328	$583,168

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets (Continued)

(a)A summary of share transactions is as follows:
	Six Months Ended
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
Class A Shares
Net proceeds from shares sold	$57,583	$1,894,140
Distributions reinvested	388,325	379,516
Payment for shares redeemed	(4,277,207)	(322,042)
Net increase/(decrease) in net assets from capital share transactions	$(3,831,299)	$1,951,614

Class C Shares
Net proceeds from shares sold	$1,075,684	$2,847,900
Distributions reinvested	1,459,342	730,484
Payment for shares redeemed	(1,367,592)	(1,376,948)+
Net increase in net assets from capital share transactions	$1,167,434	$2,201,436
+ Net of redemption fees of	$—	$500

Class I Shares
Net proceeds from shares sold	$15,026,435	$21,226,206
Distributions reinvested	14,810,197	7,896,348
Payment for shares redeemed	(14,863,272)+	(32,066,579)+
Net increase/(decrease) in net assets from capital share transactions	$14,973,360	$(2,944,025)
+ Net of redemption fees of	$629	$1,755
	$12,309,495	$1,209,025

Class A Shares
Shares sold	3,265	112,198
Shares issued on reinvestment of distributions	24,941	23,326
Shares redeemed	(243,311)	(19,457)
Net increase/(decrease) in shares outstanding	(215,105)	116,067

Class C Shares
Shares sold	67,106	170,281
Shares issued on reinvestment of distributions	96,326	45,741
Shares redeemed	(84,790)	(85,745)
Net increase in shares outstanding	78,642	130,277

Class I Shares
Shares sold	909,839	1,272,747
Shares issued on reinvestment of distributions	957,350	487,128
Shares redeemed	(916,599)	(1,909,139)
Net increase/(decrease) in shares outstanding	950,590	(149,264)
	814,127	97,080

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,882,002	$7,169,772
Net realized gain/(loss) on investments	(12,327,026)	8,364,399
Net change in unrealized
appreciation on investments	(14,134,504)	7,199,739
Net increase/(decrease) in net assets
resulting from operations	(24,579,528)	22,733,910

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares*	(87,796)	(1,157,640)
Class C Shares*	(59,403)	(336,271)
Class I Shares	(1,740,355)	(5,666,317)
From net realized gain on investments
Class A Shares*	—	(6,637)
Class C Shares*	—	(2,444)
Class I Shares	(7,277,300)	(34,853)
Total distributions to shareholders	(9,164,854)	(7,204,162)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(20,733,130)	46,299,052
Total increase/(decrease) in net assets	(54,477,512)	61,828,800

NET ASSETS
Beginning of period	155,172,420	93,343,620
End of period	$100,694,908	$155,172,420
Includes undistributed net investment income of	$2,923	$8,475

*	Class A and Class C shares converted to Class I shares on November 28, 2014. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets (Continued)

(a)A summary of share transactions is as follows:
	Six Months Ended
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
Class A Shares*
Net proceeds from shares sold	$478,326	$12,639,929
Distributions reinvested	81,834	1,081,805
Payment for conversion of Class A shares	(475,785)	—
Payment for shares redeemed	(15,231,528)+	(13,100,046)+
Net increase/(decrease) in net assets from capital share transactions	$(15,147,153)	$621,688
+ Net of redemption fees of	$561	$3,076
Class C Shares*
Net proceeds from shares sold	$435,687	$2,279,173
Distributions reinvested	59,311	338,179
Payment for conversion of Class C shares	(6,289,169)	—
Payment for shares redeemed	(1,996,519)+	(736,866)
Net increase/(decrease) in net assets from capital share transactions	$(7,790,690)	$1,880,486
+ Net of redemption fees of	$496	$—
Class I Shares
Net proceeds from shares sold	$26,172,506	$52,450,839
Proceeds from conversion of Class A and Class C shares	6,764,954	—
Distributions reinvested	7,932,939	4,863,542
Payment for shares redeemed	(38,665,686)+	(13,517,503)+
Net increase in net assets from capital share transactions	$2,204,713	$43,796,878
+ Net of redemption fees of	$12,319	$9,587
	$(20,733,130)	$46,299,052
Class A Shares*
Shares sold	36,141	981,155
Shares issued on reinvestment of distributions	6,117	81,364
Shares converted to Class I	(252,934)	—
Shares redeemed	(1,153,184)	(961,817)
Net increase/(decrease) in shares outstanding	(1,363,860)	100,702
Class C Shares*
Shares sold	33,530	174,929
Shares issued on reinvestment of distributions	4,550	25,614
Shares converted to Class I	(543,021)	—
Shares redeemed	(156,188)	(57,989)
Net increase/(decrease) in shares outstanding	(661,129)	142,554
Class I Shares
Shares sold	2,055,341	4,046,558
Shares converted from Class A and Class C	789,668	—
Shares issued on reinvestment of distributions	725,082	364,872
Shares redeemed	(3,367,166)	(1,042,761)
Net increase in shares outstanding	202,925	3,368,669
	(1,822,064)	3,611,925

*	Class A and Class C shares converted to Class I shares on November 28, 2014. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$12,949	$(7,957)
Net realized gain on investments	260,277	2,117,898
Net change in unrealized
appreciation on investments	(234,387)	(1,075,163)
Net increase in net assets
resulting from operations	38,839	1,034,778

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Class A Shares*	—	(563,680)
Class I Shares	(1,483,533)	(946,888)
Total distributions to shareholders	(1,483,533)	(1,510,568)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	4,483,299	1,366,595
Total increase in net assets	3,038,605	890,805

NET ASSETS
Beginning of period	11,264,414	10,373,609
End of period	$14,303,019	$11,264,414
Includes undistributed net investment income/(loss) of	$7,664	$(5,285)

*	Class A shares converted to Class I shares on November 28, 2014. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets (Continued)

(a)A summary of share transactions is as follows:
	Six Months Ended
	January 31, 2015	Year Ended
	(Unaudited)	July 31, 2014
Class A Shares*
Net proceeds from shares sold	$116,545	$795,828
Distributions reinvested	—	563,680
Conversion of Class A shares	269,517	—
Payment for shares redeemed	(3,630,010)	(892,559)
Net increase/(decrease) in net assets from capital share transactions	$(3,243,948)	$466,949

Class I Shares
Net proceeds from shares sold	$7,355,996	$1,309,614
Conversion of Class A shares	(269,517)	—
Distributions reinvested	1,025,963	543,249
Payment for shares redeemed	(385,195)	(953,217)
Net increase in net assets from capital share transactions	$7,727,247	$899,646
	$4,483,299	$1,366,595

Class A Shares*
Shares sold	7,346	49,594
Shares issued on reinvestment of distributions	—	36,555
Shares converted to Class I	(24,416)	—
Shares redeemed	(226,603)	(57,656)
Net increase/(decrease) in shares outstanding	(243,673)	28,493

Class I Shares
Shares sold	484,466	80,812
Shares converted from Class A	24,131	—
Shares issued on reinvestment of distributions	73,970	34,913
Shares redeemed	(26,118)	(59,445)
Net increase in shares outstanding	556,449	56,280
	312,776	84,773

*	Class A shares converted to Class I shares on November 28, 2014. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares
	Six Months					August 16,
	Ended		Year	Year	Year	2010*
	January 31,		Ended	Ended	Ended	to
	2015		July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2014	2013	2012	2011
Net asset value, beginning of period	$17.07		$15.98	$12.78	$12.08	$10.00

Income from investment operations:
Net investment income†	0.09		0.12	0.20	0.12	0.07
Net realized and unrealized
gain on investments	0.63		2.35	3.17	0.67	1.99
Total from investment operations	0.72		2.47	3.37	0.79	2.06

Less distributions:
From net investment income	(0.07)		(0.13)	(0.17)	(0.03)	(0.02)
From net realized gain on investments	(2.43)		(1.25)	—	(0.06)	(0.02)
Total distributions	(2.50)		(1.38)	(0.17)	(0.09)	(0.04)

Redemption fees retained	—		—	0.00 †^	0.00 †^	0.06	†

Net asset value, end of period	$15.29		$17.07	$15.98	$12.78	$12.08

Total return	3.98	%++	15.89%	26.74%	6.59%	21.26	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,506		$6,471	$4,204	$3,803	$1,271

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	1.01	%+	1.01%	1.07%	1.68%	2.74	%+
After expense
reimbursement/recoupment	0.98	%+#	1.23%	1.24%	1.24%	1.24	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense
reimbursement/recoupment	1.05	%+	0.91%	1.62%	0.52%	(0.87	)%+
After expense
reimbursement/recoupment	1.08	%+	0.69%	1.45%	0.96%	0.63	%+

Portfolio turnover rate	35.11	%++	71.56%	57.50%	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.85%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class C Shares
	Six Months					August 16,
	Ended		Year	Year	Year	2010*
	January 31,		Ended	Ended	Ended	to
	2015		July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2014	2013	2012	2011
Net asset value, beginning of period	$16.68		$15.67	$12.55	$11.92	$10.00

Income from investment operations:
Net investment income/(loss)†	0.02		(0.01)	0.10	0.03	(0.01)
Net realized and unrealized
gain on investments	0.61		2.31	3.11	0.66	1.97
Total from investment operations	0.63		2.30	3.21	0.69	1.96

Less distributions:
From net investment income	(0.03)		(0.04)	(0.09)	(0.00)^	(0.02)
From net realized gain on investments	(2.43)		(1.25)	—	(0.06)	(0.02)
Total distributions	(2.46)		(1.29)	(0.09)	(0.06)	(0.04)

Redemption fees retained	—		0.00 †^	0.00 †^	0.00 †^	—

Net asset value, end of period	$14.85		$16.68	$15.67	$12.55	$11.92

Total return	3.50	%++	15.02%	25.77%	5.86%	19.66	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$10,200		$10,139	$7,485	$6,673	$3,395

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	1.77	%+	1.76%	1.82%	2.47%	3.35	%+
After expense
reimbursement/recoupment	1.74	%+#	1.98%	1.99%	1.99%	1.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense
reimbursement/recoupment	0.24	%+	0.18%	0.89%	(0.26)%	(1.46	)%+
After expense
reimbursement/recoupment	0.27	%+	(0.04)%	0.72%	0.22%	(0.10	)%+

Portfolio turnover rate	35.11	%++	71.56%	57.50%	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 1.60%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months					August 16,
	Ended		Year	Year	Year	2010*
	January 31,		Ended	Ended	Ended	to
	2015		July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2014	2013	2012	2011
Net asset value, beginning of period	$17.04		$15.95	$12.77	$12.04	$10.00

Income from investment operations:
Net investment income†	0.11		0.16	0.23	0.15	0.10
Net realized and unrealized
gain on investments	0.63		2.35	3.16	0.67	1.99
Total from investment operations	0.74		2.51	3.39	0.82	2.09

Less distributions:
From net investment income	(0.15)		(0.17)	(0.21)	(0.03)	(0.03)
From net realized gain on investments	(2.43)		(1.25)	—	(0.06)	(0.02)
Total distributions	(2.58)		(1.42)	(0.21)	(0.09)	(0.05)

Redemption fees retained	0.00	†^	0.00 †^	0.00 †^	0.00 †^	—

Net asset value, end of period	$15.20		$17.04	$15.95	$12.77	$12.04

Total return	4.11	%++	16.18%	26.93%	6.91%	20.89	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$120,972		$119,470	$114,220	$52,574	$27,250

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	0.77	%+	0.76%	0.82%	1.47%	2.82	%+
After expense
reimbursement/recoupment	0.74	%+#	0.98%	0.99%	0.99%	0.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense
reimbursement/recoupment	1.25	%+	1.18%	1.79%	0.74%	(0.94	)%+
After expense
reimbursement/recoupment	1.28	%+	0.96%	1.62%	1.22%	0.89	%+

Portfolio turnover rate	35.11	%++	71.56%	57.50%	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.60%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months					August 16,
	Ended		Year	Year	Year	2010*
	January 31,		Ended	Ended	Ended	to
	2015		July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2014	2013	2012	2011
Net asset value, beginning of period	$13.59		$11.96	$10.70	$11.51	$10.00

Income from investment operations:
Net investment income†	0.19		0.72	0.43	0.47	0.45
Net realized and unrealized
gain/(loss) on investments	(2.35)		1.60	1.21	(0.78)	1.36
Total from investment operations	(2.16)		2.32	1.64	(0.31)	1.81

Less distributions:
From net investment income	(0.17)		(0.68)	(0.38)	(0.42)	(0.30)
From net realized gain on investments	(0.78)		(0.01)	—	(0.08)	(0.00	)^
Total distributions	(0.95)		(0.69)	(0.38)	(0.50)	(0.30)

Redemption fees retained	0.00	†^	0.00 †^	0.00 †^	0.00 †^	0.00	†^

Net asset value, end of period	$10.48		$13.59	$11.96	$10.70	$11.51

Total return	-16.07	%++	19.64%	15.52%	-2.53%	18.16	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$100,695		$127,799	$72,140	$19,644	$8,703

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	0.87	%+	0.87%	1.08%	2.14%	4.56	%+
After expense
reimbursement/recoupment	0.99	%+	0.99%	0.99%	0.99%	0.99	%+

Ratio of net investment income
to average net assets:
Before expense
reimbursement/recoupment	3.25	%+	5.64%	3.58%	3.25%	0.51	%+
After expense
reimbursement/recoupment	3.13	%+	5.52%	3.67%	4.40%	4.08	%+

Portfolio turnover rate	28.31	%++	45.47%	35.48%	72.95%	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months					August 16,
	Ended		Year	Year	Year	2010*
	January 31,		Ended	Ended	Ended	to
	2015		July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2014	2013	2012	2011
Net asset value, beginning of period	$15.54		$16.18	$12.24	$12.94	$10.00

Income from investment operations:
Net investment income/(loss)†	0.03		0.00 ^	0.04	0.01	(0.08)
Net realized and unrealized
gain/(loss) on investments	0.13		1.76	3.95	(0.71)	3.15
Total from investment operations	0.16		1.76	3.99	(0.70)	3.07

Less distributions:
From net investment income	—		—	(0.05)	—	—
From net realized gain on investments	(1.95)		(2.40)	—	—	(0.13)
Total distributions	(1.95)		(2.40)	(0.05)	—	(0.13)

Redemption fees retained	—		—	0.00 †^	0.00 †^	—

Net asset value, end of period	$13.75		$15.54	$16.18	$12.24	$12.94

Total return	0.91	%++	10.83%	32.75%	-5.41%	30.72	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$14,303		$7,516	$6,915	$5,243	$5,278

Ratio of expenses to average net assets:
Before expense reimbursement	2.39	%+	2.54%	2.90%	3.98%	6.28	%+
After expense reimbursement	1.19	%+	1.19%	1.19%	1.19%	1.19	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(0.79	)%+	(1.34)%	(1.42)%	(2.72)%	(5.77	)%+
After expense reimbursement	0.41	%+	0.01%	0.29%	0.07%	(0.68	)%+

Portfolio turnover rate	50.87	%++	98.91%	93.42%	110.38%	98.48	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements
at January 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), and the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds, which are all diversified funds, began operations on August 16, 2010. The investment objectives of the All Cap Core and Small/Mid Cap Growth Funds are to seek long-term capital appreciation and the investment objective of the Enhanced Dividend Fund is to seek long-term capital appreciation and income.

The All Cap Core Fund currently offers Class A shares, Class C shares and Class I shares. The Enhanced Dividend Fund and the Small/Mid Cap Growth Fund currently offer only Class I shares. Effective October 27, 2014, the Enhanced Dividend Fund ceased offering its Class A and Class C shares and the Small/Mid Cap Growth Fund ceased offering its Class A shares. The remaining Class A and Class C shares for the Enhanced Dividend Fund and the remaining Class A shares for the Small/Mid Cap Growth Fund converted to Class I shares at the close of business on November 28, 2014.

Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1% on redemptions held for one year or less after purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Funds’ returns filed for open tax years 2012-2014, or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The All Cap Core Fund and the Small/Mid Cap Growth Fund distribute substantially all net investment income, if any, and net realized gains, if any, annually.  The Enhanced Dividend Fund distributes substantially all net investment income, if any, monthly, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2015 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.	Redemption Fee: The Funds charge a 2.00% redemption fee to shareholders who redeem shares held 90 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.
During the six months ended January 31, 2015, the Funds retained redemption fees as follows:

	Class A	Class C	Class I
All Cap Core Fund	$—	$—	$629
Enhanced Dividend Fund	561	496	12,319
Small/Mid Cap Growth Fund	—	N/A	—

G.
REITs:  The All Cap Core Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of January 31, 2015, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2015 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities:  The Funds’ investments are carried at fair value. Equity securities, including common stocks and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2015:

O’Shaughnessy All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$21,055,806	$—	$—	$21,055,806
Consumer Staples	5,050,505	—	—	5,050,505
Energy	8,597,557	—	—	8,597,557
Financials	8,432,719	—	—	8,432,719
Health Care	15,372,554	—	—	15,372,554
Industrials	23,594,126	—	—	23,594,126
Information Technology	21,865,503	—	—	21,865,503
Materials	14,792,304	—	—	14,792,304
Telecommunication Services	9,038,547	—	—	9,038,547
Utilities	1,891,273	—	—	1,891,273
Total Common Stocks	129,690,894	—	—	129,690,894
REITS	141,487	—	—	141,487
Total Investments in Securities	$129,832,381	$—	$—	$129,832,381

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2015 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

O’Shaughnessy Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,568,299	$—	$—	$5,568,299
Consumer Staples	4,841,753	—	—	4,841,753
Energy	26,808,953	—	—	26,808,953
Financials	11,274,191	—	—	11,274,191
Health Care	4,907,100	—	—	4,907,100
Industrials	3,527,286	—	—	3,527,286
Information Technology	1,424,714	—	—	1,424,714
Materials	5,168,525	—	—	5,168,525
Telecommunication Services	35,510,374	—	—	35,510,374
Total Common Stocks	99,031,195	—	—	99,031,195
Preferred Stocks
Telecommunication Services	171,916	—	—	171,916
Total Preferred Stocks	171,916	—	—	171,916
Total Investments in Securities	$99,203,111	$—	$—	$99,203,111

O’Shaughnessy Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,021,697	$—	$—	$3,021,697
Consumer Staples	982,277	—	—	982,277
Energy	265,776	—	—	265,776
Financials	679,971	—	—	679,971
Health Care	1,500,632	—	—	1,500,632
Industrials	3,019,593	—	—	3,019,593
Information Technology	1,700,239	—	—	1,700,239
Materials	710,041	—	—	710,041
Telecommunication Services	434,739	—	—	434,739
Total Common Stocks	12,314,965	—	—	12,314,965
Total Investments in Securities	$12,314,965	$—	$—	$12,314,965

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at January 31, 2015, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the six months ended January 31, 2015.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended January 31, 2015, O’Shaughnessy Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund pay fees calculated at an annual rate of 0.55%, 0.65%, and 0.60%, respectively, based upon the average daily net assets of each Fund.  For the six months ended January 31, 2015, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund incurred $379,396, $450,571, and $35,732 in advisory fees, respectively.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2015 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

Each Fund is responsible for its own operating expenses. Effective January 1, 2015, the Advisor has agreed to temporarily reduce, through at least December 31, 2015, fees payable to it by the All Cap Core Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

	Class A	Class C	Class I
All Cap Core Fund	0.85%	1.60%	0.60%

	percent of average daily net assets

The Advisor has contractually agreed to reduce fees payable to it by the Enhanced Dividend Fund and the Small/Mid Cap Growth Fund and to pay Fund operating expenses to the extent necessary to limit the Funds’ aggregate annual operating expenses to as follows:

Class I
Enhanced Dividend Fund	0.99%
Small/Mid Cap Growth Fund	1.19%

percent of average daily net assets

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the six months ended January 31, 2015, the Advisor reduced its fees in the amount of $19,098 for the All Cap Core Fund.  Because this reduction was voluntary, these fees are not subject to reimbursement to the Advisor.  For the six months ended January 31, 2015, the Advisor recouped $82,096 in previously waived expenses for the Enhanced Dividend Fund and reduced its fees in the amount of $71,452 for the Small/Mid Cap Growth Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2015	2016	2017	2018	Total
Enhanced Dividend Fund	$158,457	$58,134	$—	$—	$216,591
Small/Mid Cap Growth Fund	188,615	146,974	146,530	71,452	553,571

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “transfer agent”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator. Certain officers of the Funds are also employees of the Administrator.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2015 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

For the six months ended January 31, 2015, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Administration	$25,382	$26,247	$21,385
Fund Accounting	25,575	23,995	22,639
Transfer Agency (excludes out-of-pocket expenses)	27,359	27,905	12,981
Custody	6,556	6,415	6,497
Chief Compliance Officer	4,033	4,033	4,033

At January 31, 2015, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Administration	$12,112	$11,801	$10,080
Fund Accounting	12,874	11,823	11,753
Transfer Agency (excludes out-of-pocket expenses)	12,481	12,287	6,600
Chief Compliance Officer	2,032	2,033	2,033
Custody	3,835	3,308	4,638

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The All Cap Core Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the All Cap Core Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the All Cap Core Fund’s Class A shares and up to 1.00% of the All Cap Core Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended January 31, 2015, the Funds paid the Distributor as follows:

	Class A	Class C
All Cap Core Fund	$4,844	$51,159
Enhanced Dividend Fund	8,638	26,750
Small/Mid Cap Growth Fund	1,595	N/A

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each class. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended January 31, 2015, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth did not accrue shareholder servicing fees.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2015 (Unaudited)

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2015, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
All Cap Core Fund	$47,667,178	$59,300,503
Enhanced Dividend Fund	38,266,778	64,607,164
Small/Mid Cap Growth Fund	7,033,618	5,951,765

NOTE 8 – LINES OF CREDIT

The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund have lines of credit in the amount of $3,500,000, $2,000,000, and $1,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended January 31, 2015, the Funds did not draw upon their lines of credit.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended January 31, 2015 and the year ended July 31, 2014 was as follows:

	All Cap		Enhanced		Small/Mid Cap
	Core Fund		Dividend Fund		Growth Fund
	January 31,	July 31,	January 31,	July 31,	January 31,	July 31,
	2015	2014	2015	2014	2015	2014
Ordinary Income	$1,116,564	$1,401,110	$1,887,554	$7,160,228	$—	$—
Long-term Capital Gains	19,178,706	9,841,995	7,277,300	43,934	1,483,533	1,510,568

Ordinary income distributions may include dividends paid from short-term capital gains.

As of July 31, 2014, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Cost of investments (a)	$119,394,229	$141,736,618	$10,508,302
Gross tax unrealized appreciation	19,068,404	15,532,273	1,238,751
Gross tax unrealized depreciation	(1,675,658)	(5,005,017)	(538,374)
Net tax unrealized appreciation	17,392,746	10,527,256	700,377
Undistributed ordinary income	583,168	8,475	—
Undistributed long-term capital gain	18,274,069	7,966,966	1,648,940
Total distributable earnings	18,857,237	7,975,441	1,648,940
Other accumulated gains/(losses)	—	—	(5,285)
Total accumulated earnings/(losses)	$36,249,983	$18,502,697	$2,344,032

(a)	The difference between book-basis and tax-basis cost and net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales adjustments.

The Enhanced Dividend Fund utilized capital loss carryforwards in the amount of $386,589 during the year ended July 31, 2014.

At July 31, 2014, the Small/Mid Cap Growth Fund deferred, on a tax basis, post-October losses of $5,285.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 2-4, 2014, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and O’Shaughnessy Asset Management, LLC (the “Advisor”) for another annual term for the O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund,  and O’Shaughnessy Small/Mid Cap Growth Fund.  In addition, the Board considered and approved the continuance for another annual term of the Advisory Agreement for the O’Shaughnessy Global Equity Fund and O’Shaughnessy International Equity Fund, each of which had not yet commenced operations at the time of this meeting (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 15-16, 2014, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer, the Advisor’s compliance record, and the Advisor’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the operational Funds as of July 31, 2014 on both an absolute basis and in comparison to appropriate securities benchmarks and their peer funds utilizing Lipper and Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  In reviewing the performance of the Funds, the Board took into account that the O’Shaughnessy Global Equity Fund and O’Shaughnessy International Equity Fund had not yet commenced operations.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Funds, as well as their level of risk tolerance, may differ significantly from funds in the peer universe.

O’Shaughnessy All Cap Core Fund:  The Board noted that the O’Shaughnessy All Cap Core Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median and average for the one-year, three-year, and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the one-year, three-year and since inception periods.

The Board also considered the differences in performance between similarly managed accounts and the performance of the O’Shaughnessy All Cap Core Fund.  The Board noted that the Advisor represented that differences in performance between the Fund and the composite of similarly managed accounts are due to a limitation on the number of holdings for similarly managed accounts (no more than 100), which does not apply

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

to the Fund. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks.

O’Shaughnessy Enhanced Dividend Fund:  The Board noted that the O’Shaughnessy Enhanced Dividend Fund’s performance, with regard to its Lipper comparative universe, was well above its peer group median and average for the one-year period and below its peer group median and average for the three-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was well above its peer group median and average for the one year period, below its peer group median and marginally above its peer group average for the three-year period and below its peer group median and average for the since inception period.

The Board also considered the Fund’s underperformance for all periods compared to its similarly managed accounts and considered the reasons for that underperformance.  The Board noted that the Advisor represented that differences in performance between the Fund and the composite of similarly managed accounts are due to an industry allocation limitation for the Fund (no more than 25%), which does not apply to the similarly managed accounts.  The Board also reviewed the performance of the Fund against broad-based securities market benchmarks.

O’Shaughnessy Small/Mid Cap Growth Fund:  The Board noted that the O’Shaughnessy Small/Mid Cap Growth Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median and average for the one-year, three-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median and average for the one-year period and below its peer group median and average for the three-year and since inception periods.

The Board also considered the differences in performance between similarly managed accounts and the performance of the O’Shaughnessy Small/Mid Cap Growth Fund.  The Board noted that the Advisor represented that differences in performance between the Fund and the composite of similarly managed accounts are due to a limitation on the number of holdings for similarly managed accounts (no more than 100), which does not apply to the Fund.  The Board also reviewed the performance of the Fund against a broad-based securities market benchmark.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the operational Funds were slightly lower than the fees charged by the Advisor to its similarly managed separate account clients.

O’Shaughnessy All Cap Core Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.24% for the Class A shares, 1.99% for the Class C shares and 0.99% for the Class I shares (respectively, the “Expense Caps”).  The Board noted that the Fund’s total expense ratio for Class A and Class C shares was above its peer group median and average, but below its peer group median and average for Class I shares.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Class I shares was below the average, and the total expense ratios for the Class A and Class C shares were above the average, of this segment of its peer group.  However, the Board noted that the current expense ratios for Class A and Class I shares are below average annual expense levels.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average as well as below the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also took into consideration

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were slightly lower than the fees charged to the Advisor’s similarly managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Enhanced Dividend Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 0.99% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was below its peer group median and average for Class I shares, as well as the average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average as well as below the average of its peer group when adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were slightly lower than the fees charged to the Advisor’s similarly managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Small/Mid Cap Growth Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.19% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was below its peer group median and average for Class I shares.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Class I shares was below the average of this segment of its peer group.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average as well as below the average of its peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Advisor received no contractual advisory fee from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were slightly lower than the fees charged to the Advisor’s similarly managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Global Equity Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.19% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s estimated total expense ratio was above its peer group median and average for Class I shares.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and average.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees to be charged to the Fund.  The Board found that the management fees to be charged to the Fund were in line with the fees charged to the Advisor’s similarly managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy International Equity Fund:  The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.19% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s estimated total expense ratio was below its peer group median and average for Class I shares.  The Board also noted that the Fund’s contractual advisory fee was below its peer group median and above its peer group average.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees to be charged to the Fund.  The Board found that the management fees to be charged to the Fund were in line with the fees charged to the Advisor’s similarly managed account clients.  As a result, the Trustees noted that the Fund’s expenses and advisory fee were not outside the range of its peer group.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  In this regard, the Board noted that the Advisor contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds, such as benefits received in the form of Rule 12b-1 fees received from the Funds which are used to pay custodial platform costs.  The Board also considered that the Funds do not utilize “soft dollar” benefits that may be received by the Advisor in exchange for Fund brokerage.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Funds, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

O’Shaughnessy Mutual Funds

Notice to Shareholders
at January 31, 2015 (Unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2014

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014 is available without charge, upon request, by calling 1-877-291-7827.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-291-7827.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

O’Shaughnessy Mutual Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  4/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  4/9/15

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  4/9/15

* Print the name and title of each signing officer under his or her signature